                 PROSPECTUS SUPPLEMENT DATED DECEMBER 1, 1998
                      TO PROSPECTUS DATED JANUARY 1, 1998

                     HILLIARD-LYONS GOVERNMENT FUND, INC.

  Cover Page. The following legend is added to the cover page of the
Prospectus:

  "SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OR GUARANTEED, ENDORSED, OR OTHERWISE SUPPORTED BY PNC BANK CORP. OR ITS AFFILIATES OR THE U.S. GOVERNMENT, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL."

  MANAGEMENT OF THE FUND. The Section of the Prospectus entitled "Directors" appearing on page 12 is amended by adding the following:

  "The Statement of Additional Information contains general background information about each director and officer of the Fund."

  The Section of the Statement of Additional Information entitled "Management" appearing on page 6 is amended by replacing the table in that section with the following:

NAME                             POSITION WITH THE FUND            PRINCIPAL OCCUPATION
----                             ----------------------            --------------------
Donald F. Kohler*.......   Chairman of the Board          Retired, former Executive Vice
                                                           President and Director,
                                                           J.J.B. Hilliard, W.L. Lyons, Inc.

Joseph C. Curry, Jr.*...   President                      Senior Vice President, J.J.B. Hilliard,
                                                           W.L. Lyons, Inc.

J. Henning Hilliard.....   Director                       Retired, former Senior Executive and
                                                           Director, J.J.B. Hilliard,
                                                           W.L. Lyons, Inc.

J. Robert Shine**.......   Director                       Chairman and Certified Public Accountant,
                                                           Monroe Shine & Co., Inc.

Samuel G. Miller........   Director                       Retired, former Chairman of Vineyard Village

Dianna P. Wengler*......   Vice President and Treasurer   Vice President, J.J.B. Hilliard,
                                                           W.L. Lyons, Inc.

Penny Wellinghurst*.....   Secretary                      Investment Advisory Department,
                                                           J.J.B. Hilliard, W.L. Lyons, Inc.

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*   An "interested person", as defined by the Investment Company Act of 1940.
**  Member of Audit Committee.

  Investment Adviser. The Section of the Prospectus entitled "Investment Adviser and Distributor" appearing on page 12 is amended by replacing the first sentence thereof with the following:

    "Hilliard Lyons serves as the Fund's investment adviser under an Investment Advisory Agreement (the "Agreement") dated December 1, 1998. Hilliard Lyons is a wholly-owned subsidiary of PNC Bank Corp. ("PNC"). The Hilliard Lyons has its principal offices at Hilliard Lyons Center, Louisville, Kentucky 40202. PNC, a multi-bank holding company headquartered in Pittsburgh, Pennsylvania, is one of the largest financial services organizations in the United States. PNC's address is One PNC Plaza, 249 Fifth Avenue, Pittsburgh, Pennsylvania 15222-2707."

  The Section of the Prospectus entitled "Investment Adviser and Distributor" appearing on page 12 is amended by adding the following paragraph to the end of the section:

    "Provident Distributors, Inc. (the "Distributor"), Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428, acts as the principal distributor of the Fund's shares. Pursuant to an agreement with the Fund, Hilliard Lyons has agreed to pay the Distributor a fee of $2,000 per month. Hilliard Lyons, a wholly-owned subsidiary of PNC, has entered into a Broker-Dealer Agreement to sell shares of the Fund. You may invest or redeem in the Fund through Hilliard Lyons.